Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense at the federal statutory rate	$ (4,846)	$ 632,301	$ 461,662
Non-deductible transaction expenses		924,126
State income taxes - net of federal income tax benefits	(844)	(38,884)	(14,907)
Other reconciling differences		400
Change in valuation allowance	$ 5,690	34,038	14,907
Total income tax expense		$ 1,551,981	$ 461,662